Business combinations (Details 4) - BRL (R$) R$ in Thousands								12 Months Ended
		Nov. 09, 2020	Nov. 05, 2020	Nov. 03, 2020	Jul. 20, 2020	May 05, 2020	Jan. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Indemnification assets recognised as of acquisition date	[1]							R$ 145,300	R$ 135,355
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination								13,030
I Clinic [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents		R$ 1,659
Restricted Cash		6,050
Trade Receivales		1,201
Inventories
Recoverable Taxes As Of Acquisition Date		72
Other Assets As Of Acquisition Date		20
Right Of Use Assets As Of Acquisition Date		88
Property, plant and equipment recognised as of acquisition date		473
Imdemnification Assets		1,252
Identifiable intangible assets recognised as of acquisition date		84,987
Total		95,802
Trade and other payables recognised as of acquisition date		619
Borrowings recognised as of acquisition date
Labor And Social Obligations As Of Acquisition Date		1,414
Taxes Payable As Of Acquisition Date		77
Provision For Legal Proceedings As Of Acquisition Date		1,252
Lease Liabilities As Of Acquisition Date		88
Advances From Customers As Of Acquisition Date		400
Other Liabilities As Of Acquisition Date
Total		3,850
Indemnification assets recognised as of acquisition date		91,952
Goodwill recognised as of acquisition date		99,168
Consideration transferred, acquisition-date fair value		191,120
Cash transferred		119,620
Contingent consideration recognised as of acquisition date
Consideration To Be Transferred
Paid In Shares		71,500
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		856
Cash and cash equivalents in subsidiary or businesses acquired or disposed		117,961
Net of cash flow on acquisition		118,817
Medicinae [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents		201
Restricted Cash
Trade Receivales
Inventories
Recoverable Taxes As Of Acquisition Date		15
Other Assets As Of Acquisition Date
Right Of Use Assets As Of Acquisition Date
Property, plant and equipment recognised as of acquisition date		17
Imdemnification Assets
Identifiable intangible assets recognised as of acquisition date		4,518
Total		4,751
Trade and other payables recognised as of acquisition date
Borrowings recognised as of acquisition date
Labor And Social Obligations As Of Acquisition Date		159
Taxes Payable As Of Acquisition Date		4
Provision For Legal Proceedings As Of Acquisition Date
Lease Liabilities As Of Acquisition Date
Advances From Customers As Of Acquisition Date
Other Liabilities As Of Acquisition Date
Total		163
Indemnification assets recognised as of acquisition date		4,588
Goodwill recognised as of acquisition date		4,584
Consideration transferred, acquisition-date fair value		9,172
Cash transferred		5,600
Contingent consideration recognised as of acquisition date		3,572						1,716
Consideration To Be Transferred
Paid In Shares
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		117
Cash and cash equivalents in subsidiary or businesses acquired or disposed		5,399
Net of cash flow on acquisition		5,516
Medical Harbour [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents		47
Restricted Cash
Trade Receivales		159
Inventories
Recoverable Taxes As Of Acquisition Date
Other Assets As Of Acquisition Date		2
Right Of Use Assets As Of Acquisition Date
Property, plant and equipment recognised as of acquisition date		34
Imdemnification Assets
Identifiable intangible assets recognised as of acquisition date		7,359
Total		7,601
Trade and other payables recognised as of acquisition date		6
Borrowings recognised as of acquisition date		299
Labor And Social Obligations As Of Acquisition Date		4
Taxes Payable As Of Acquisition Date		1
Provision For Legal Proceedings As Of Acquisition Date
Lease Liabilities As Of Acquisition Date
Advances From Customers As Of Acquisition Date		35
Other Liabilities As Of Acquisition Date
Total		345
Indemnification assets recognised as of acquisition date		7,256
Goodwill recognised as of acquisition date		4,022
Consideration transferred, acquisition-date fair value		11,278
Cash transferred		5,000
Contingent consideration recognised as of acquisition date		6,278
Consideration To Be Transferred
Paid In Shares
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		144		R$ 188			R$ 264
Cash and cash equivalents in subsidiary or businesses acquired or disposed		4,953		5,458
Net of cash flow on acquisition		R$ 5,097		5,646
Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents			R$ 1,009
Restricted Cash
Trade Receivales			501
Inventories
Recoverable Taxes As Of Acquisition Date
Other Assets As Of Acquisition Date
Right Of Use Assets As Of Acquisition Date
Property, plant and equipment recognised as of acquisition date
Imdemnification Assets
Identifiable intangible assets recognised as of acquisition date			14,991
Total			16,501
Trade and other payables recognised as of acquisition date			8
Borrowings recognised as of acquisition date			580
Labor And Social Obligations As Of Acquisition Date			102
Taxes Payable As Of Acquisition Date			307
Provision For Legal Proceedings As Of Acquisition Date
Lease Liabilities As Of Acquisition Date
Advances From Customers As Of Acquisition Date			3
Other Liabilities As Of Acquisition Date
Total			1,000
Indemnification assets recognised as of acquisition date			15,501
Goodwill recognised as of acquisition date			6,588
Consideration transferred, acquisition-date fair value			22,089
Cash transferred			16,166
Contingent consideration recognised as of acquisition date			2,923
Consideration To Be Transferred
Paid In Shares			3,000
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			336
Cash and cash equivalents in subsidiary or businesses acquired or disposed			15,157
Net of cash flow on acquisition			R$ 15,493
Shosp [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents				397
Restricted Cash
Trade Receivales
Inventories
Recoverable Taxes As Of Acquisition Date				1
Other Assets As Of Acquisition Date
Right Of Use Assets As Of Acquisition Date
Property, plant and equipment recognised as of acquisition date				5
Imdemnification Assets
Identifiable intangible assets recognised as of acquisition date				4,856
Total				5,259
Trade and other payables recognised as of acquisition date				1
Borrowings recognised as of acquisition date
Labor And Social Obligations As Of Acquisition Date				89
Taxes Payable As Of Acquisition Date				123
Provision For Legal Proceedings As Of Acquisition Date
Lease Liabilities As Of Acquisition Date
Advances From Customers As Of Acquisition Date				167
Other Liabilities As Of Acquisition Date
Total				380
Indemnification assets recognised as of acquisition date				4,879
Goodwill recognised as of acquisition date				3,022
Consideration transferred, acquisition-date fair value				7,901
Cash transferred				5,855
Contingent consideration recognised as of acquisition date				1,592
Consideration To Be Transferred				454
Paid In Shares
Sociedade Universitaria Fipmoc S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents					R$ 6,140
Restricted Cash
Trade Receivales					34,309
Inventories
Recoverable Taxes As Of Acquisition Date					1,295
Other Assets As Of Acquisition Date					702
Right Of Use Assets As Of Acquisition Date					52,079
Property, plant and equipment recognised as of acquisition date					24,277
Imdemnification Assets					7,331
Identifiable intangible assets recognised as of acquisition date					227,534
Total					353,667
Trade and other payables recognised as of acquisition date					985
Borrowings recognised as of acquisition date					30,179
Labor And Social Obligations As Of Acquisition Date					5,306
Taxes Payable As Of Acquisition Date					758
Provision For Legal Proceedings As Of Acquisition Date					7,331
Lease Liabilities As Of Acquisition Date					52,079
Advances From Customers As Of Acquisition Date					10,745
Other Liabilities As Of Acquisition Date					5,739
Total					113,122
Indemnification assets recognised as of acquisition date					240,545
Goodwill recognised as of acquisition date					87,777
Consideration transferred, acquisition-date fair value					328,322
Cash transferred					328,322
Contingent consideration recognised as of acquisition date	[2]
Consideration To Be Transferred
Paid In Shares
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					177
Cash and cash equivalents in subsidiary or businesses acquired or disposed					322,182
Net of cash flow on acquisition					R$ 322,359
Sociedade Universitaria Granario S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents						R$ 34,755
Restricted Cash
Trade Receivales						26,622
Inventories						352
Recoverable Taxes As Of Acquisition Date						738
Other Assets As Of Acquisition Date						12,159
Right Of Use Assets As Of Acquisition Date						87,265
Property, plant and equipment recognised as of acquisition date						40,775
Imdemnification Assets						71,669
Identifiable intangible assets recognised as of acquisition date						510,356
Total						784,691
Trade and other payables recognised as of acquisition date						6,197
Borrowings recognised as of acquisition date						5,533
Labor And Social Obligations As Of Acquisition Date						22,854
Taxes Payable As Of Acquisition Date						94,025
Provision For Legal Proceedings As Of Acquisition Date						71,669
Lease Liabilities As Of Acquisition Date						87,265
Advances From Customers As Of Acquisition Date						3,387
Other Liabilities As Of Acquisition Date						4,878
Total						295,808
Indemnification assets recognised as of acquisition date						488,883
Goodwill recognised as of acquisition date						130,073
Consideration transferred, acquisition-date fair value						618,956
Cash transferred						375,670
Contingent consideration recognised as of acquisition date	[3]
Consideration To Be Transferred						243,286
Paid In Shares
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination						10,990
Cash and cash equivalents in subsidiary or businesses acquired or disposed						340,915
Net of cash flow on acquisition						R$ 351,905
R X P R O [Member]
IfrsStatementLineItems [Line Items]
Cash and cash and equivalents							91
Restricted Cash
Trade Receivales							1,211
Inventories							246
Recoverable Taxes As Of Acquisition Date							112
Other Assets As Of Acquisition Date							366
Right Of Use Assets As Of Acquisition Date							82
Property, plant and equipment recognised as of acquisition date							42
Imdemnification Assets
Identifiable intangible assets recognised as of acquisition date							6,330
Total							8,480
Trade and other payables recognised as of acquisition date							1,060
Borrowings recognised as of acquisition date
Labor And Social Obligations As Of Acquisition Date							62
Taxes Payable As Of Acquisition Date							100
Provision For Legal Proceedings As Of Acquisition Date
Lease Liabilities As Of Acquisition Date							82
Advances From Customers As Of Acquisition Date
Other Liabilities As Of Acquisition Date
Total							1,304
Indemnification assets recognised as of acquisition date							7,176
Goodwill recognised as of acquisition date							38,446
Consideration transferred, acquisition-date fair value							45,622
Cash transferred							30,263
Contingent consideration recognised as of acquisition date							10,171	R$ 8,637
Consideration To Be Transferred							76
Paid In Shares							5,112
Cash and cash equivalents in subsidiary or businesses acquired or disposed							30,172
Net of cash flow on acquisition							R$ 30,436

[1]	Under the terms of the Share Purchase and Sale Agreements ("Agreements") between the Company and the selling shareholders of certain subsidiaries acquired, the Company assesses that the selling shareholders are exclusively responsible for any provisions (including labor, tax and civil), which are or will be the subject of a claim by any third party, arising from the act or fact occurred, by action or omission, prior to or on the closing dates of the acquisitions.
[2]	There are 40 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$50,000.
[3]	There are 82 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$90,200.